Supplemental Cash Flow Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Schedule of Interest and Income Taxes Paid

Interest and income taxes paid during the nine months ended September 30, 2017 and 2016 are as follows:

	For the Nine Months Ended September 30,
	2017	2016
Interest paid in cash	$2,255	$3,399

Income tax payments in cash	$545	$—

Interest and income taxes paid during the years ended December 31, 2016 and 2015 are as follows:

	December 31,
	2016	2015
Interest paid in cash	$4,393	$4,961

Income tax payments in cash	$—	$16,230